Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Daily Target 2X Long SOFI ETF (SOFX)
Defiance Daily Target 2X Long AMAT ETF (AMAX)
Defiance Daily Target 2X Long GOLD ETF (GOLX)
Defiance Daily Target 2X Long ORCL ETF (ORCX)
Defiance Daily Target 2X Long FSLR ETF (FSLX)
Defiance Daily Target 2X Long DKNG ETF (DKNX)

Each listed on The Nasdaq Stock Market, LLC

(the “Funds”)

June 4, 2025

Supplement to the Prospectus
and Statement of Additional Information (“SAI”),
each dated January 14, 2025

Effective immediately, all references in the Funds’ prospectus and SAI to the Funds’ payment of monthly income distributions are hereby changed to reflect that the Funds will seek to make such distributions annually.

Please retain this Supplement for future reference.

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